Investment properties - Fair Value of Investment Properties Valuation Method (Details) - Level 3	Dec. 31, 2024 $ / a	Dec. 31, 2023 $ / a	Dec. 31, 2022 $ / a
Discounted cash flows | Discount rate | MIN | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0725	0.0700	0.0750
Discounted cash flows | Discount rate | MAX | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.1226	0.1221	0.1224
Discounted cash flows | Exit cap rate | MIN | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0650	0.0650	0.0650
Discounted cash flows | Exit cap rate | MAX | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0925	0.0899	0.0899
Discounted cash flows | Inflation rates | MIN | MEXICO | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.036	0.036	0.0340
Discounted cash flows | Inflation rates | MIN | UNITED STATES | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.023	0.021	0.021
Discounted cash flows | Inflation rates | MAX | MEXICO | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0400	0.043	0.0500
Discounted cash flows | Inflation rates | MAX | UNITED STATES | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.030	0.030	0.035
Market comparable | Price per acre | Land reserves
Disclosure of detailed information about investment property [line items]
Value/range	173,772	195,196	239,266